Note 2 - Securities (Detail) - Held to Maturity Securities by Maturity (USD $)	Dec. 31, 2012
Government sponsored mortgage-backed securities not due on a single maturity date	$ 181,042
Government sponsored mortgage-backed securities not due on a single maturity date	$ 193,482